Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended		51 Months Ended	54 Months Ended
	Mar. 29, 2014	Mar. 30, 2013	Dec. 28, 2013	Dec. 31, 2012	Dec. 28, 2013	Mar. 29, 2014
Revenues	$ 435,450	$ 0	$ 587,225	$ 0	$ 587,225	$ 1,022,675
Cost of sales
Materials and direct product production costs	359,647	0	470,115	0	470,115	829,762
Production facility overhead costs	98,235	0				98,235
Facility commissioning costs	251,825	0	1,896,822	0	1,896,822	2,148,647
Depreciation	103,851	0	680,839	0	680,839	784,690
Impairment loss on inventory	0	0	4,642,262	0	4,642,262	4,642,262
Total Cost of Sales	813,558	0	7,690,038	0	7,690,038	8,503,596
Gross loss	(378,108)	0	(7,102,813)	0	(7,102,813)	(7,480,921)
Expenses
Marketing and promotion	82,670	199,359	663,438	672,305	1,594,475	1,677,145
Amortization and depreciation	24,140	51,937	174,555	278,805	560,418	584,558
General and administrative	1,235,197	2,288,781	5,681,467	6,608,524	20,936,061	22,171,257
Total Expenses	1,342,007	2,540,077	6,519,459	7,559,634	23,090,953	24,432,960
Loss before other items	(1,720,115)	(2,540,077)	(13,622,272)	(7,559,634)	(30,193,766)	(31,913,881)
Other income (expenses)
Accretion expense	(262,452)	0	(127,525)	0	(127,525)	(389,977)
Research and development	(52,597)	(56,270)	(355,099)	(660,229)	(2,595,116)	(2,647,713)
Gain on disposal of assets	0	0	790	0	790	790
Interest	(540,633)	(311,525)	(2,058,738)	(99,655)	(2,455,400)	(2,868,508)
Write-off of equipment	0	0	(13,368)	(593,894)	(704,516)	(704,516)
Impairment loss on inventory	0	(396,377)	0	(303,663)	(303,663)	(303,663)
Fair value adjustment derivative liabilities	0	73,979	452,845	(98,285)	(113,011)	(113,011)
Bargain purchase	0	0	425,909	0	425,909	425,909
Other	0	0	0	0	1,177	1,177
Total Other Income (Expense)	(855,682)	(690,193)	(1,547,661)	(1,755,726)	(5,743,830)	(6,599,512)
Net loss	(2,575,797)	(3,230,270)	(15,169,933)	(9,315,360)	(35,937,596)	(38,513,393)
Other comprehensive income
Exchange differences on translating to presentation currency	580,124	197,980	1,044,337	(35,685)		1,165,425
Comprehensive loss	$ (1,995,673)	$ (3,032,290)	$ (14,125,596)	$ (9,351,045)		$ (37,347,968)
Net loss per share (basic and diluted)	$ (0.05)	$ (0.08)	$ (0.34)	$ (0.22)
Weighted average number of common shares outstanding	48,188,001	43,029,135	44,508,011	43,009,226